Schedule II - Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Millions		Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020
Assets:
Short-term investments	[1]	$ 4,400		$ 5,471
Other investments	[1]	10,418		10,567
Total investments		220,116		256,318
Cash		552	[1]	537	[1]		$ 654
Deferred income taxes		8,831		4,796		$ 3,950
Other assets		2,521	[1]	3,614	[1]	3,824
Total assets		360,322		425,431		422,435
Liabilities:
Short-term debt		1,500		8,317
Long-term debt		7,868		427
Total liabilities		350,003		396,359		383,760
Corebridge Shareholders’ equity:
Common stock		6
Additional paid-in capital		8,030		8,054
Retained earnings		18,207		10,937		23,771
Accumulated other comprehensive income (loss)		(16,863)		8,233		12,304
Total Corebridge Shareholders' equity		9,380		27,230		36,075
Total liabilities, redeemable noncontrolling interest and equity		$ 360,322		425,431		$ 422,435
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)		2,500,000,000
Common stock, shares issued (in shares)		645,000,000
Common Stock Class A
Corebridge Shareholders’ equity:
Common stock				$ 5
Common stock, par value (in dollars per share)				$ 0.01
Common stock, shares authorized (in shares)				2,252,500,000
Common stock, shares issued (in shares)				581,145,000
Common Stock Class B
Corebridge Shareholders’ equity:
Common stock				$ 1
Common stock, par value (in dollars per share)				$ 0.01
Common stock, shares authorized (in shares)				247,500,000
Common stock, shares issued (in shares)				63,855,000
Parent Company
Assets:
Short-term investments		$ 1,499		$ 465
Other investments		198		142
Total investments		1,697		607
Cash		9		2			0
Due from affiliates - net		42		1
Intercompany tax receivable		292		25
Deferred income taxes		108		141
Investment in consolidated subsidiaries		16,543		34,984
Other assets		83		43
Total assets		18,774		35,803
Liabilities:
Due to affiliate		271		58
Deferred tax liabilities		10		0
Short-term debt		1,500		8,317
Long-term debt		7,441		0
Other liabilities		172		198
Total liabilities		9,394		8,573
Corebridge Shareholders’ equity:
Common stock		6
Additional paid-in capital		8,030		8,054
Retained earnings		18,207		10,937
Accumulated other comprehensive income (loss)		(16,863)		8,233
Total Corebridge Shareholders' equity		9,380		27,230
Total liabilities, redeemable noncontrolling interest and equity		18,774		35,803
Restricted cash		$ 0		0			$ 9
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)		2,500,000,000
Common stock, shares issued (in shares)		645,000,000
Parent Company | Common Stock Class A
Corebridge Shareholders’ equity:
Common stock				$ 5
Common stock, par value (in dollars per share)				$ 0.01
Common stock, shares authorized (in shares)				2,252,500,000
Common stock, shares issued (in shares)				581,145,000
Parent Company | Common Stock Class B
Corebridge Shareholders’ equity:
Common stock				$ 1
Common stock, par value (in dollars per share)				$ 0.01
Common stock, shares authorized (in shares)				247,500,000
Common stock, shares issued (in shares)				63,855,000

[1]	See Note 9 for details of balances associated with variable interest entities